Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Related Parties
Sirius International Insurance Group, Ltd.
Schedule I
Summary of Investments – Other Than Investments in Related Parties
As at December 31, 2019

(Expressed in millions of U.S. dollars)	Cost or amortized cost	Fair value	Amount shown on the balance sheet
Corporate debt securities	$458.6	$474.1	$474.1
Asset-backed securities	489.4	486.8	486.8
Residential mortgage-backed securities	426.2	438.9	438.9
Commercial mortgage-backed securities	88.5	89.0	89.0
U.S. government and government agency	111.5	110.5	110.5
Non-U.S. government and government agency	63.7	63.0	63.0
Preferred stocks	17.0	17.0	17.0
U.S. States, municipalities and political subdivision	1.7	1.7	1.7
Total fixed maturities	$1,656.6	$1,681.0	$1,681.0
Total short-term investments	1,090.8	1,085.2	1,085.2
Total equity securities	379.2	405.2	405.2
Total other long-term investments	315.4	346.8	346.8
Total	$3,442.0	$3,518.2	$3,518.2